Cover	12 Months Ended
Dec. 31, 2023 shares
Entity Addresses [Line Items]
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2023
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2023
Current Fiscal Year End Date	--12-31
Entity File Number	001-41873
Entity Registrant Name	FENBO HOLDINGS LIMITED
Entity Central Index Key	0001957001
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Unit J, 19/F, World Tech Centre
Entity Address, Address Line Two	95 How Ming Street
Entity Address, Address Line Three	Kwun Tong
Entity Address, City or Town	Kowloon
Entity Address, Country	HK
Title of 12(b) Security	Ordinary Shares, par value US$0.0001
Trading Symbol	FEBO
Security Exchange Name	NASDAQ
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	11,000,000
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Auditor Name	Centurion ZD CPA & Co
Auditor Location	Hong Kong
Auditor Firm ID	2769
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	Unit J, 19/F, World Tech Centre
Entity Address, Address Line Two	95 How Ming Street
Entity Address, Address Line Three	Kwun Tong
Entity Address, City or Town	Kowloon
Entity Address, Country	HK
City Area Code	(852)
Local Phone Number	2343-3328
Contact Personnel Name	Li Siu Lun Allan